American Express Financial Direct

Strategist Tax-Free Income Fund, Inc.


1997 Semi Annual Report

                              Strategist Tax-Free High Yield Fund

 Table of contents


Financial statements (Strategist Tax-Free High Yield Fund)                  3
Notes to financial statements (Strategist Tax-Free High Yield Fund)         6
Financial statements (Tax-Free High Yield Portfolio)                       11
Notes to financial statements (Tax-Free High Yield Portfolio)              13
Investments in securities (Tax-Free High Yield Portfolio)                  17


 Financial statements


Statement of assets and liabilities
Strategist Tax-Free High Yield Fund
May 31, 1997 (Unaudited)


Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                                                    $666,447
Expense receivable from AEFC                                                                                   7
Organizational costs (Note 1)                                                                              2,056
                                                                                                           -----
Total assets                                                                                             668,510
                                                                                                         =======

Liabilities
Dividends payable to shareholders                                                                            200
Other accrued expenses                                                                                    43,732
                                                                                                          ------
Total liabilities                                                                                         43,732
                                                                                                          ------
Net assets applicable to outstanding capital stock                                                      $624,578
                                                                                                        ========

Represented by
Capital stock -- authorized 3,000,000,000 shares
   of $.01 par value; outstanding 138,608 shares                                                      $    1,386
Additional paid-in capital                                                                               612,350
Undistributed net investment income                                                                          114
Accumulated net realized loss (Notes 1 and 4)                                                             (2,980)
Unrealized appreciation                                                                                   13,708
                                                                                                          ------
Total -- representing net assets applicable to
   outstanding capital stock                                                                            $624,578
                                                                                                        --------
Net asset value per share of outstanding capital stock                                               $      4.51
                                                                                                     ===========



See accompanying notes to financial statements.




Statement of operations
Strategist Tax-Free High Yield Fund
Six months ended May 31, 1997 (Unaudited)


Investment income
Income:
Interest                                                                                                  $21,352
                                                                                                          -------
Expenses (Note 2):
Distribution fee                                                                                              738
Transfer agency fee                                                                                            97
Administrative services fees and expenses                                                                     118
Postage                                                                                                     2,307
Registration fees                                                                                           5,597
Reports to shareholders                                                                                     1,386
Audit fees                                                                                                  1,500
Other                                                                                                       1,300
                                                                                                            -----
Total feeder expenses                                                                                      13,043
Expenses, including investment management services
    fee allocated from High Yield Portfolio                                                                 1,421
                                                                                                            -----
Total expenses                                                                                             14,464
                                                                                                           ------
    Less expenses reimbursed by AEFC                                                                      (11,658)
Total net expenses                                                                                          2,806
                                                                                                            -----
Investment income -- net                                                                                   18,546
                                                                                                           ======

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions                                                                    300
Net realized loss on financial futures contracts                                                           (2,018)
                                                                                                           ------
Net realized loss on investments                                                                           (1,718)
Net change in unrealized appreciation or depreciation                                                      (4,440)
                                                                                                           ------
Net loss on investments                                                                                    (6,158)
                                                                                                           ------
Net increase in net assets resulting from operations                                                      $12,388
                                                                                                          =======


See accompanying notes to financial statements.




Statements of changes in net assets
Strategist Tax-Free High Yield Fund

                                                                            May 31, 1997      For the period from
                                                                        Six months ended         May 13, 1996* to
                                                                             (Unaudited)            Nov. 30, 1996
Operations and distributions
Investment income-- net                                                        $  18,546                $ 13,647
Net realized loss on investments                                                  (1,718)                 (1,260)
Net change in unrealized appreciation or depreciation                             (4,440)                 18,148
                                                                                  ------                  ------
Net increase in net assets resulting from operations                              12,388                  30,535
                                                                                  ------                  ------
Distributions to shareholders from:
   Net investment income                                                         (18,985)                (13,647)
                                                                                 =======                 =======

Capital share transactions (Note 3)
Proceeds from sales                                                              101,235                 405,000
Reinvestment of distributions at net asset value                                  19,573                  12,824
Payments for redemptions                                                         (24,345)                     --
                                                                                 -------
Increase in net assets from capital share transactions                            96,463                 417,824
                                                                                  ------                 -------
Total increase in net assets                                                      89,866                 434,712
Net assets at beginning of period (Note 1)                                       534,712                 100,000
                                        -                                        -------                 -------
Net assets at end of period (including undistributed
   net investment income of $114 and $553)                                      $624,578                $534,712
                                                                                ========                ========

*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Strategist Tax-Free High Yield Fund
(Unaudited as to May 31, 1997)

1. Summary of significant accounting policies

The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

On April 15, 1996, American Express Financial Corporation (AEFC) invested $100,000 in the Fund which represented 22,422 shares. Operations did not formally commence until May 13, 1996.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of May 31, 1997, the percentage of the Portfolio owned by the Fund was 0.01%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Organizational costs
The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Federal taxes
Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Other At May 31, 1997, AEFC owned 120,093 shares of the Fund.

2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements with AEFC for providing administrative services and transfer agent services.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account of $25. Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution-related services. A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase. AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of the Fund's expenses until Nov. 30, 1997. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets.

3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended May 31, 1997

Sold                                                   22,407
Issued for reinvested distributions                     4,360
Redemptions                                            (5,464)
                                                       ------

Net increase                                           21,303
                                                       ======


                                             Period ended Nov. 30, 1996*

Sold                                                   92,032
Issued for reinvested distributions                     2,851
                                                        -----

Net increase                                           94,883
                                                       ======

*Inception date was May 13, 1996.

4. Capital loss carryover

For Federal income tax purposes, Tax-Free High Yield Fund had a capital loss carryover at Nov. 30, 1996 of $1,194 that, if not offset by subsequent capital gains, will expire in 2004. It is unlikely the board will authorize a distribution of any net realized gain for a fund until its capital loss carryover has been offset or expires.

5. Financial highlights

The table below shows certain important information for evaluating the Fund's results.

Fiscal period ended Nov. 30,
Per share income and capital changesa
                                                        1997b             1996c

Net asset value, beginning of period                    $4.56             $4.46

Income from investment operations:

Net investment income                                     .15               .15

Net gains (losses) (both realized and unrealized)        (.05)              .10

Total from investment operations                          .10               .25

Less distributions:

Dividends from net investment income                     (.15)             (.15)

Net asset value, end of period                          $4.51             $4.56

Ratios/supplemental data:

Net assets, end of period (in thousands)                 $625              $535

Ratio of expenses to average daily net assetsd          .95%e             .95%e

Ratio of net income to average daily net assets        6.28%e            6.22%e

Portfolio turnover rate (excluding short-term
securities) for the underlying Portfolio                  2%                4%

Total return                                            2.3%              5.5%


a   For a share outstanding throughout the period. Rounded to the nearest cent.
b   Six months ended May 31, 1997 (Unaudited).
c   Inception date was May 13, 1996.
d The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 4.90% and 24.16% for 1997 and 1996, respectively.
e   Adjusted to an annual basis.


Financial statements
Statement of assets and liabilities
Tax-Free High Yield Portfolio
May 31, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
   (identified cost $5,431,353,895)                                                              $ 5,802,918,227
Accrued interest receivable                                                                          116,968,522
Receivable for investment securities sold                                                              6,138,420
                                                                                                       ---------
Total assets                                                                                       5,926,025,169
                                                                                                   =============

Liabilities
Disbursements in excess of cash on demand deposit                                                      2,033,676
Payable for investment securities purchased                                                              468,751
Accrued investment management services fee                                                                70,865
Other accrued expenses                                                                                   106,704
                                                                                                         -------
Total liabilities                                                                                      2,679,996
                                                                                                       ---------
Net assets                                                                                       $ 5,923,345,173
                                                                                                 ===============


See accompanying notes to financial statements.




Statement of operations
Tax-Free High Yield Portfolio
Six months ended May 31, 1997 (Unaudited)

Investment income
Income:
Interest                                                                                            $199,325,502
                                                                                                    ------------
Expenses (Note 2):
Investment management services fee                                                                    13,086,054
Compensation of board members                                                                             21,750
Compensation of officers                                                                                      27
Custodian fees                                                                                           127,597
Audit fees                                                                                                17,500
Administrative services fees and expenses                                                                 41,439
Other                                                                                                     10,301
                                                                                                          ------
Total expenses                                                                                        13,304,668
   Earnings credits on cash balances (Note 2)                                                            (19,006)
                                                                                                         -------
Total net expenses                                                                                    13,285,662
                                                                                                      ----------
Investment income -- net                                                                             186,039,840
                                                                                                     ===========

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions (Note 3)                                                   13,281,582
Net realized loss on financial futures contracts                                                     (20,990,687)
                                                                                                     -----------
Net realized loss on investments                                                                      (7,709,105)
Net change in unrealized appreciation or depreciation                                                (53,274,950)
                                                                                                     -----------
Net loss on investments                                                                              (60,984,055)
                                                                                                     -----------
Net increase in net assets resulting from operations                                                $125,055,785
                                                                                                    ============

See accompanying notes to financial statements.



Statements of changes in net assets
Tax-Free High Yield Portfolio

                                                                              May 31, 1997    For the period from
                                                                          Six months ended          May 13, 1996*
                                                                               (Unaudited)       to Nov. 30, 1996

Operations and distributions
Investment income-- net                                                     $  186,039,840       $   214,101,176
Net realized gain (loss) on investments                                         (7,709,105)            2,001,114
Net change in unrealized appreciation or depreciation                          (53,274,950)          142,421,758
                                                                               -----------           -----------
Net increase in net assets resulting from operations                           125,055,785           358,524,048
                                                                               -----------           -----------
Net contributions (withdrawals)                                               (365,502,767)        5,805,168,107
                                                                              ------------         -------------
Total increase (decrease) in net assets                                       (240,446,982)        6,163,692,155
Net assets at beginning of period (Note 1)                                   6,163,792,155               100,000
                                                                             -------------               -------
Net assets at end of period                                                 $5,923,345,173        $6,163,792,155
                                                                            ==============        ==============

*Commencement of operations.

See accompanying notes to financial statements.


Notes to financial statements


Tax-Free High Yield Portfolio
(Unaudited as to May 31, 1997)


1. Summary of significant accounting policies

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $100,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Illiquid securities
Investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 1997 was $1,523,364 representing 0.03% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended May 31, 1997, the Portfolio's custodian fees were reduced by $19,006 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $90,653,559 and $443,552,348, respectively, for the six months ended May 31, 1997. For the same period, the portfolio turnover rate was 2%. Realized gains and losses are determined on an identified cost basis.

4. Interest rate futures contracts

At May 31, 1997, investments in securities included securities valued at $41,624,370 that were pledged as collateral to cover initial margin deposits on 1,500 sale contracts. The market value of the open sale contracts at May 31, 1997 was $175,500,000 with a net unrealized loss of $5,095,125. See Summary of significant accounting policies.


Investments in securities

Tax-Free High Yield Portfolio
May 31, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.6%)

Name of issuer and                    Coupon           Maturity              Principal                    Value(a)
title of issue (b,c,j)                 rate              year                   amount

Alabama (0.5%)
Baldwin County Eastern Shore Health Care Authority
  Hospital Revenue
  Bonds Thomas
  Hospital Series 1991                 8.50%             2016               $4,765,000                 $ 5,471,268
Camden Industrial Development Board Solid Waste Disposal
  Revenue Bonds
  MacMillan Bloedel
  Series 1991A A.M.T.                  7.75              2019                8,500,000                   9,139,880
Marengo County Limited Obligation Capital Outlay
  Warrants Series 1988                 8.50              2018                3,000,000                   3,236,310
Mobile Industrial Development Board Solid Waste
  Refunding Revenue Bonds
  Mobile Energy
  Services                             6.95              2020               11,250,000                  11,972,475
Mobile Medical Clinic Board Psychiatric Revenue Bonds
  Charter Medical                     11.50              2008                2,740,000                   2,765,811
                                                                                                       -----------
Total                                                                                                   32,585,744

Alaska (0.2%)
North Slope Borough General Obligation Bonds
  Series 1984B Zero Coupon
  (CGIC Insured)                       7.05              2004                7,000,000(f)                4,882,850
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon
  (CGIC Insured)                       7.15              2005                7,000,000(f)                4,611,670
                                                                                                       -----------
Total                                                                                                    9,494,520

Arizona (0.9%)
Chandler Industrial Development Authority
  Beverly Enterprises
  Series 1994                          7.625             2008                2,830,000                   2,930,748
Maricopa County Hospital System Revenue Bonds
  Samaritan Health Services
  Series 1981                         12.00              2008                4,390,000                   4,590,162
Maricopa County Industrial Development Authority
  Multi-family
  Housing Revenue Bonds
  Series B                             7.375             2026                2,335,000                   2,341,421
Maricopa County Industrial Development Authority
  Senior Living Facilities
  Revenue Bonds
  Series 1997A                         7.875             2027               15,000,000                  15,049,050
Maricopa County Pollution Control Refunding Revenue Bonds
  Palo Verde
  Public Service                       6.375             2023                3,500,000                   3,538,535
Phoenix Civic Improvement Waste Water System
  Lease Refunding
  Revenue Bonds                        5.00              2018                5,000,000                   4,567,700
Phoenix Industrial Development Authority
  Refunding Revenue Bonds
  Christian Care
  Apartments                           6.50              2026                9,525,000                   9,665,589
Pima County Industrial Development Authority
  Revenue Bonds
  LaPosada Park
  Centre Series 1996A                  7.00              2027                5,750,000                   5,810,030
Scottsdale Industrial Development Authority
  Beverly Enterprises
  Series 1994                          7.625             2008                3,110,000                   3,220,716
                                                                                                       -----------
Total                                                                                                   51,713,951

Arkansas (0.1%)
Pope County Solid Waste Disposal Revenue Bonds
  Arkansas Power & Light
  Series 1991
  A.M.T.                               8.00              2021                3,250,000                   3,539,478

California (7.2%)
ABAG Financial Authority for Nonprofit Corporations
  International Schools
  Certificate of Participation
  Series 1996                          7.375             2026                8,000,000                   7,650,640
Community Development Authority Health Facilities
  Unihealth America
  Certificate of Participation
  Series 1993 Inverse Floater
  (AMBAC Insured)                      7.11              2011               22,400,000(d)               23,324,000
East Bay Municipal Utility District Water Revenue Bonds
  Series 1993 Inverse Floater
  (MBIA Insured)                       6.47              2008               15,500,000(d)               15,190,000
Foothill Eastern Transportation Corridor Agency
  Toll Road Revenue Bonds
  Series 1995A                         5.00              2035               41,070,000                  34,645,831
Fresno Health Facility Refunding Revenue Bonds
  Holy Cross Health System
  (MBIA Insured)                       5.625             2013                3,000,000                   3,013,050
Irwindale Redevelopment Agency Subordinate Lein
  Tax Allocation Bonds                 7.05              2026                5,750,000                   6,104,775
Los Angeles County
  Certificate of
  Participation                        6.71              2015               20,000,000                  20,594,200
Los Angeles International Airport Regional Airports
  Improvement Corporation
  Refunding Revenue Bonds
  Delta Airlines                       6.35              2025               13,000,000                  13,356,720
Los Angeles International Airport Regional Airports
  Improvement Corporation
  Refunding Revenue Bonds
  United Airlines
  Series 1984                          8.80              2021               11,650,000                  13,034,719
Los Angeles Water & Power Electric Plant
  Refunding Revenue Bonds
  Series 1992                          6.375             2020               10,000,000                  10,497,600
Modesto Santa Clara Redding Public Power Bonds
  San Juan Series C
  (AMBAC Insured)                      5.50              2021                4,500,000                   4,342,680
Northern California Power Agency Geothermal #3
  Revenue Bonds                        5.00              2009               49,635,000                  47,546,855
Novato Community Facility District #1 Vintage Oaks
  Public Improvement
  Special Tax
  Refunding Bonds                      7.25              2021                5,000,000                   5,265,950
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center
  (MBIA Insured)                       5.25              2019                7,000,000                   6,563,970
Orange County Special Tax Community Facilities Bonds
  Aliso Veijo
  District 88-1
  Series 1992A                         7.35              2018                6,000,000                   6,874,680
Pleasanton Joint Powers Financing Authority Reassessment
  Revenue Bonds
  Series 1993A                         6.15              2012                4,680,000                   4,832,194
Regional Airports Improvement Facilities Sublease
  Revenue Bonds Continental Airlines Los Angeles
  International Airport
  Series 1988 A.M.T.                   9.00             2008-17             12,400,000                  13,063,220
Sacramento Cogeneration Authority Revenue Bonds
  Proctor & Gamble
  Series 1995                          6.50             2014-21             11,800,000                  12,270,108
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds
  Series 1993D Inverse Floater
  (FSA Insured)                        6.37%             2005              $15,800,000(d)              $16,570,250
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds
  Series 1993D Inverse Floater
  (FSA Insured)                        6.57              2006               16,400,000(d)               17,199,500
 Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds
  Series 1993D Inverse Floater
  (MBIA Insured)                       7.02              2015               15,000,000(d)               14,475,000
Sacramento Power Authority Cogeneration Revenue Bonds
  Campbell Soup
  Series 1995                          6.00              2022               25,000,000                  25,159,250
San Joaquin Hills Orange County Transportation
  Corridor Agency Senior
  Lien Toll Road
  Revenue Bonds                        6.75              2032               14,785,000                  15,552,933
San Jose Redevelopment Agency Merged Area Tax
  Allocation Bonds
  Series 1993
  Inverse Floater
  (MBIA Insured)                       6.97              2014               33,600,000(d)               31,752,000
San Marcos Public Facility Authority
  Refunding Revenue Bonds
  Civic Center Public Improvement
  Series A                             6.20              2022               12,300,000                  12,374,169
Sierra Unified School District Fresno County
  Certificate of Participation Capital Financing
  Refunding Bonds
  Series 1993                          6.125             2018                6,470,000                   6,427,945
Southern California Public Power Authority
  Power Revenue Bonds Palo Verde
  Series 1993 Inverse Floater
  (FGIC Insured)                       6.72              2017               20,000,000(d)               17,800,000
South Tahoe Joint Power Financing Authority
  Refunding Revenue Bonds South Tahoe Area #1
  Series 1995B                         6.00              2028                9,900,000                   9,775,062
Ukiah Unified School District Mendocino County
  Certificate of Participation
  Series 1993                          6.00              2010                5,000,000                   5,058,000
University of California Refunding Revenue Bonds
  Multiple Purpose Project
  (AMBAC Insured)                      5.25              2016                6,000,000                   5,679,600
                                                                                                       -----------
Total                                                                                                  425,994,901

Colorado (6.4%)
Arapahoe County Capital Improvement Trust Fund
  E-470 Highway
  Revenue Bonds                        7.00              2026               22,000,000                  23,591,920
Arapahoe County Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger                        8.00              2009                4,000,000                   4,476,000
Aurora Centretech Metropolitan District
  Arapahoe County
  Series 1987B                         6.00              2023                5,699,785                   4,237,163
Bowles Metropolitan District General Obligation Bonds
  Series 1995                          7.75              2015               16,000,000                  16,489,280
Briargate Public Building Authority
  Landowner Assessment
  Lien Bonds
  Series 1985A                        10.25              2000                5,000,000(e)                4,250,000
Castle Rock Ranch Public Facility Improvement
  Revenue Bonds
  Series 1996                          6.25              2017               10,000,000                  10,723,100
Colorado Health Facility Authority Hospital Improvement
  Refunding Revenue Bonds
  Parkview Episcopal
  Medical Center
  Series 1995                          6.125             2025                7,000,000                   6,941,550
Colorado Health Facility Authority Revenue Bonds
  Escrowed to Maturity
  Liberty Heights
  Zero Coupon                          7.50              2022               81,465,000(f)               14,321,547
Colorado Springs Hospital Revenue Bonds
  Memorial Hospital
  Series 1990                          7.875             2010                5,000,000                   5,532,850
Colorado Springs Stetson Hills Public Building Authority
  Landowner Assessment
  Lien Bonds
  Series 1988A                         9.75              2008                2,869,110(e)                   86,073
Colorado Springs Utilities System Refunding Revenue Bonds
  Series 1991C                         6.50              2015               24,895,000                  26,748,931
Colorado Springs Utilities System Refunding Revenue Bonds
  Series 1991C                         6.75              2021               30,000,000                  32,916,985
Colorado Springs Utilities System
  Pre-Refunded Revenue Bonds
  Series 1991C                         6.50              2015                1,505,000                   1,645,537
Denver City & County Airport Systems Revenue Bonds
  Series 1991A A.M.T.                  8.75              2023               10,000,000(h)               11,681,600
Denver City & County Airport Systems Revenue Bonds
  Series 1991D A.M.T.                  7.75              2021                8,650,000                   9,549,427
Denver City & County Airport Systems Revenue Bonds
  Series 1992A                         7.25              2025               20,975,000                  23,914,227
Denver City & County Airport Systems Revenue Bonds
  Series 1992B A.M.T.                  7.25              2023               20,500,000                  22,153,120
Denver City & County Airport Systems Revenue Bonds
  Series 1994A                         7.50              2012                5,000,000                   5,760,300
Denver City & County Airport Systems Revenue Bonds
  Series 1994A A.M.T.                  7.50              2023               19,340,000                  21,472,622
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds
  Series 1991                          8.00              2006                1,385,000                   1,699,797
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds
  Series 1995B                        11.00              2006                  730,000                     708,319
Denver Special Facility Airport Revenue Bonds
  United Air Lines
  Series A A.M.T.                      6.875             2032               25,400,000                  26,593,292
Denver Urban Renewal Authority Tax Increment
  Revenue Bonds Downtown Denver Redevelopment
  Adams Mark Hotel
  Series 1989 A.M.T.                   8.00             2015-17             20,000,000                  20,146,000
Denver Urban Renewal Authority Tax Increment
  Revenue Bonds South Broadway Montgomery Ward
  Urban Renewal
  Series 1992                          8.50              2016               14,015,000                  15,029,406
Denver West Metropolitan District
  General Obligation Bonds
  Series 1996                          6.50              2016                2,560,000                   2,614,681
Denver West Metropolitan District General Obligation
  Refunding Improvement Bonds
  Series 1995                          7.00              2014                4,230,000                   4,510,914
Hotchkiss Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger                        8.00              2009                1,500,000                   1,690,965
Housing Finance Authority Single Family Program
  Senior Bonds
  Series 1991B
  (FGIC Insured)                       7.25              2011                2,680,000                   2,821,745
Housing Finance Authority Single Family Program
  Senior Bonds
  Series 1991B
  (FGIC Insured)                       7.30              2018                2,430,000                   2,541,707
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996                          7.50              2010               19,000,000                  18,945,850
Northern Colorado Water
  District Revenue Bonds
  Series D                             6.00              2015                4,000,000(h)                4,006,360
Saddle Rock Metropolitan District  Limited Tax
  General Obligation Bonds
  Series 1997                          7.63              2016                5,720,000                   5,742,480
Superior Metropolitan District #2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings
  Series 1994B                         7.50              1998                2,500,000                   2,570,525
Superior Metropolitan District #2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings
  Series 1994B                         8.25              2013                2,580,000                   2,813,309
Superior Metropolitan District #2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings
  Series 1994B                         8.50              2013               12,000,000                  13,147,560
Thornton Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger                        8.00              2009                4,500,000                   4,500,000
Westminster Industrial Development Revenue Bonds
  Dillion Real
  Estate-Kroger                        8.00              2009                3,500,000                   3,916,500
                                                                                                       -----------
Total                                                                                                  380,491,642

District of Columbia (0.6%)
General Obligation Refunding Bonds Series 1994A
  (MBIA Insured)                       6.00              2010               27,875,000                  28,874,319
General Obligation Refunding Bonds Series 1994A
  (MBIA Insured)                       6.10              2011                7,580,000                   7,855,988
 Housing Finance Agency Multiple Family Mortgage
  Revenue Bonds Temple Courts Section 8
  Series 1985
  (FHA Insured)                       12.00              2022                1,315,000                   1,555,921
                                                                                                       -----------
Total                                                                                                   38,286,228

Florida (3.8%)
Arbor Greene Community Development District
  Special Assesment Revenue Bonds
  Series 1996                          7.60              2018                5,000,000                   5,047,650
Broward County Airport System Revenue Bonds
  Series 1989B A.M.T.                  7.625             2013               15,000,000                  15,939,300
Charlotte County Development Authority 1st Mortgage
  Refunding Revenue Bonds
  Royal Palm Retirement
  Centre Series 1991                   9.50              2014                4,050,000                   4,305,514
Crossings at Fleming Island Community Development District
  Special Assessment Bonds
  Series 1995                          8.25              2016               10,200,000                  10,884,012
Crossings at Fleming Island Community Development
  District Utility Revenue Bonds
  Series 1994                          7.375             2019               13,800,000                  14,014,038
Department of Transportation Turnpike Revenue Bonds
  Series 1991A
  (AMBAC Insured)                      6.25              2020               20,000,000                  20,614,800
Gateway Centre Development District Pinellas County
  Special Assessment
  Revenue Bonds
  Series 1988                          9.125             2009                1,640,000                   1,737,678
Hillsborough County Utility Refunding Revenue Bonds
  Series 1991A                         7.00              2014               24,000,000                  25,967,773
Hillsborough County Utility Refunding Revenue Bonds
  Series 1991A
  (MBIA Insured)                       6.50              2016               24,760,000                  26,718,268
Jacksonville Electric Authority St. John's River Power
  Park System Revenue Bonds
  Series 1989                          6.00              2015               10,300,000                  10,424,012
Jacksonville Health Facilities Authority Hospital
  Refunding Revenue Bonds Riverside Hospital
  Series 1989                          7.625             2013                1,600,000                   1,742,512
Lakewood Ranch Community Development District #1
  Special Assessment Bonds
  Series 1994                          8.25              2014                6,125,000                   6,434,251
Lee County Industrial Development Authority
  Industrial Development Revenue Bonds Gulf Utility
  Series 1988A A.M.T.                  9.625             2018                5,545,000                   6,026,861
Lee County Industrial Development Authority
  Industrial Development Revenue Bonds Gulf Utility
  Series 1988B A.M.T.                  9.50              2020                3,945,000                   4,281,509
Miami Health Facility Authorization Revenue Bonds
  Inverse Floater
  (AMBAC Insured)                      5.97              2015                3,500,000(d)                3,045,000
Palm Beach County Health Facilities Authority Hospital
  Revenue Bonds Good
  Samaritan Health
  Series 1993                          6.30              2022                4,250,000                   4,397,007
Polk County Industrial Development Authority 1st Mortgage
  Refunding Revenue Bonds
  Spring Haven II                      8.75              2014                6,270,000                   6,708,336
Port Everglades Port
  Authority Revenue Bonds
  Junior Lien                          5.00              2016               18,635,000                  17,305,579
Riverwood Community Development District Charlotte County
  Special Assessment
  Revenue Bonds
  Series 1992A-B                       8.50              2012                5,945,000                   6,325,361
Sumter County Village Community Development District #1
  Capital Improvement
  Revenue Bonds
  Series 1992                          8.40              2012                1,690,000                   1,776,545
Sunrise Utility System Refunding & Improvement
  Revenue Bonds                       10.75              2018                5,000,000                   5,940,350
Village Center Community Development District #2
  Lake County Recreational Revenue Bonds
  Anticipation Notes
  Series 1996                          6.50              2000                6,365,000                   6,380,913
Village Community Development District #2
  Special Assessment
  District Revenue Bonds
  Series 1996                          7.625             2017                6,055,000                   6,183,003
 Volusia County Industrial Development Authority
  1st Mortgage
  Refunding Revenue Bonds
  Series 1996                          7.625             2026               10,925,000                  10,997,542
                                                                                                       -----------
Total                                                                                                  223,197,814

Georgia (1.8%)
Atlanta Special Purpose Facility Revenue Bonds
  Delta Air Lines
Series 1989B A.M.T.                    6.25              2019                8,685,000                   8,710,794
Atlanta Special Purpose Facility Revenue Bonds
  Delta Air Lines
  Series 1989B A.M.T.                  7.90              2018               13,500,000                  14,513,310
Colquitt County Development Authority Revenue Bonds
  Escrowed to Maturity
  Zero Coupon                          6.87              2021               46,350,000(f)                9,198,621
Effingham County Pollution Control Revenue Bonds
  Fort Howard
  Series 1988                          7.90              2005               19,850,000                  20,686,876
Fulco Hospital Authority Revenue Anticipation Certificate
  Georgia Baptist
  Health Care
  Systems Series 1992A                 6.375             2022               20,300,000                  20,657,686
Municipal Electric Authority Power Refunding Bonds
  Series 1989R                         6.00              2014                9,130,000                   9,160,859
Municipal Electric Authority Power Revenue Bonds
  Series L                             5.00              2020                1,150,000                   1,038,945
Rockdale County Development Authority Solid Waste
  Disposal Revenue Bonds
  Visy Paper Series 1993
  A.M.T.                               7.50              2026               10,000,000                  10,386,300
Savannah Georgia Economic Development Authority
  Revenue Bonds
  Escrowed to Maturity
  Zero Coupon                          6.87              2021               64,220,000(f)               12,745,101
                                                                                                       -----------
Total                                                                                                  107,098,492

Hawaii (0.3%)
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds
  Series 1993B
  Inverse Floater                      6.42              2006               10,000,000(d)               10,300,000
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds
  Series 1993B
  Inverse Floater                      6.72              2008               10,000,000(d)               10,362,500
                                                                                                       -----------
Total                                                                                                   20,662,500

Illinois (8.5%)
Bradley Kankakee County Tax Increment
  Refunding Revenue Bonds
  Series 1993                          8.40              2012                5,800,000                   6,381,392
Broadview Cook County Senior Lien Tax Increment
  Revenue Bonds
  Series 1993                          8.25              2013               12,000,000                  13,133,760
Chicago General Obligation Refunding Bonds
  Series 1995A
  (AMBAC Insured)                      5.50              2018               20,000,000                  19,612,800
Chicago General Obligation Bonds Series 1991
  (AMBAC Insured)                      6.00              2016                6,170,000                   6,270,077
Chicago General Obligation Bonds Series 1994A
  (AMBAC Insured)                      5.875             2022               17,850,000                  17,892,305
Chicago O'Hare International Airport General Airport
  Revenue Bonds
  Series 1990A A.M.T.                  6.00              2018               29,000,000                  29,101,790
Chicago O'Hare International Airport General Airport
  Revenue Bonds
  Series 1990A A.M.T.                  7.50              2016               21,000,000                  22,664,460
Chicago O'Hare International Airport General Airport
  Refunding Revenue Bonds
  Series 1993A                         5.00              2016               14,450,000                  13,267,990
Chicago O'Hare International Airport
  Special Revenue Facility Bonds Delta Airlines
  Series 1992                          6.45              2018               10,000,000                  10,183,200
 Chicago O'Hare International Airport
  Special Revenue Facility Bonds United Airlines
  Series C                             8.20              2018               22,780,000                  24,517,431
Chicago O'Hare International Airport Terminal
  Special Revenue Bonds
  A.M.T.                               7.50              2017               32,250,000                  34,683,585
Chicago O'Hare International Airport Terminal
  Special Revenue Bonds
  (FGIC Insured) A.M.T.                7.875             2025               17,750,000                  19,191,300
Chicago Ridge Special Service Area #1 Unlimited Ad Valorem
  Tax Bonds
  Series 1990                          9.00              2008                2,700,000                   2,898,153
Chicago Wastewater Transmission Revenue Bonds
  Series 1994
  (MBIA Insured)                       6.375             2024               22,500,000                  23,693,400
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds
  Mark IV Series 1992                  9.75              2012                1,740,000                   2,118,537
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds                        7.00              2006                1,175,000                   1,183,930
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds                        7.375             2012                1,700,000                   1,717,867
Development Finance Authority Lifecare Revenue Bonds
  Presbyterian Homes
  Series 1996B                         6.40              2031                6,700,000                   6,971,886
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Central Illinois Public Service
  Series 1993B-2                       5.90              2028                2,500,000                   2,515,025
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994                          5.70              2009                2,000,000                   2,063,380
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994                          5.85              2014                4,500,000                   4,582,215
Development Finance Authority Pollution Control
  Refunding Revenue Bonds
  Illinois Power
  Series 1991A                         7.375             2021               19,250,000                  21,501,287
Development Finance Authority Pollution Control
  Revenue Bonds
  Illinois Power Series 1986A-C
  A.M.T.                               7.625             2016               42,560,000                  43,841,056
Development Finance Authority Retirement Housing
  Revenue Bonds
  Escrowed to Maturity
  Zero Coupon                          7.75              2020               68,000,000(f)               13,814,880
Development Finance Authority Solid Waste Disposal Facility
  Revenue Bonds Ford Heights Waste Tire to Energy
  Series 1994 A.M.T.                   7.875             2011               32,000,000(e)               11,200,000
DuPage County Tax Increment Revenue Bonds
  Series 1997                          7.875             2017                4,690,000                   4,791,304
Educational Facilities Authority Refunding Revenue Bonds
  Loyola University of Chicago
  Series 1993 Inverse Floater
  (FGIC Insured)                       7.72              2012               11,000,000(d)               11,013,750
Educational Facilities Authority Refunding Revenue Bonds
  Lewis University
  Series 1996                          6.125             2026                8,780,000                   8,782,634
Granite City Madison County Hospital
  Refunding Revenue Bonds St. Elizabeth Medical Center
  Series 1989A                         8.125             2008                3,315,000                   3,478,264
Hanover Park Cook & DuPage Counties 1st Mortgage
  Revenue Bonds
  Windsor Park Manor
  Series 1989                          9.50              2014                7,000,000                   7,471,380
Health Facilities Authority Refunding Revenue Bonds
  Edwards Hospital
  Series 1993A                         6.00              2019                6,350,000                   6,341,681
Health Facilities Authority Refunding Revenue Bonds
  Morris Hospital                      6.125             2023                3,005,000                   2,933,120
Health Facilities Authority Refunding Revenue Bonds
  Masonic Medical Center
  Series 1993                          5.50              2019                2,000,000                   1,889,400
Health Facilities Authority Refunding Revenue Bonds
  Peoria Methodist Medical Center
  Series 1985A                         8.00              2014                4,000,000                   4,008,200
Health Facilities Authority Refunding Revenue Bonds
  University of Chicago Series 1993 Inverse Floater
  (MBIA Insured)                       7.22              2014               10,000,000(d)                9,900,000
Health Facilities Authority Revenue Bonds
  Sarah Bush Lincoln Health Center
  Series 1996B                         5.75              2022                2,915,000                   2,799,683
Health Facility Authority Revenue Bonds
  Delnore Community Hospital
  Series 1989                          8.00              2019                7,000,000                   7,608,720
Health Facility Authority Revenue Bonds
  Sarah Bush Lincoln
  Health Center
  Series 1992                          7.25             2012-22              4,000,000                   4,517,520
Health Facility Authority Revenue Bonds
  South Suburban
  Hospital Series 1992                 7.00             2009-18              9,000,000                  10,117,810
Hodgkins General Obligation Tax Increment Bonds
  Series 1991                          9.50              2009               12,600,000                  15,158,049
Hodgkins General Tax Increment Bonds
  Series 1995A                         7.625             2013                9,000,000                   9,359,100
Lansing Tax Increment Refunding Revenue Bonds
  Landings Redevelopment Area Limited Sales Tax Pledge
  Series 1992                          7.00              2008               10,000,000                  10,991,800
Marion General Obligation Hospital Alternate
  Revenue Source Bonds
  Series 1991                          7.50              2016                3,800,000                   4,127,294
Metropolitan Fair & Exposition Authority
  Dedicated State Tax
  Revenue Bonds                        6.00              2014                5,585,000                   5,585,894
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Place Zero Coupon
  (FGIC Insured)                       6.37              2019                6,000,000(f)                1,676,220
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Place Zero Coupon
  (MBIA Insured)                       6.61              2017               11,210,000(f)                3,515,904
Metropolitan Pier & Exposition Authority
  Sales Tax & Miscellaneous Tax Revenue
  Capital Appreciation Refunding Bonds
  Series 1996A
  Zero Coupon                          6.05              2022               16,225,000(f)                3,645,433
Northwest Suburban Water Supply Joint
  Action Water Agency
  (MBIA Insured)                       5.75              2012                2,000,000                   2,000,220
Regional Transportation Authority General Obligation Bonds
  Counties of Cook, Dupage, Kane, Lake, McHenry & Will
  Series 1992A
  (AMBAC Insured)                      6.125             2022                7,200,000                   7,309,728
Tinley Park Cook & Will Counties Limited Sales Tax
  Revenue Bonds
  Series 1988                         10.25              1999                  895,000(e)                  340,100
Tinley Park Cook & Will Counties Unlimited Ad Valorem
  Tax Bonds of
  Special Service                     10.65              2007                1,275,000                   1,134,750
                                                                                                       -----------
Total                                                                                                  505,499,664

Indiana (2.0%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
  Series 1990                         10.375             2020                4,165,000                   4,498,367
Carmel Retirement Rental Housing Refunding Revenue Bonds
  Beverly Enterprises
  Series 1992                          8.75              2008                7,000,000                   7,866,600
Development Finance Authority Environmental Improvement
  Refunding Revenue
  Bonds USX Corporation
  Series 1996                          6.25              2030                2,000,000                   2,027,380
East Chicago Elementary School Building Lake County
  First Mortgage
  Refunding Bonds
  Series 1996                          6.25              2016                8,000,000                   8,267,200
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
  Series 1990                         10.375             2020                6,815,000                   7,360,472
Health Facility Authority Hospital Revenue Bonds
  Community Hospital of Anderson
  Series 1993                          6.00              2023               10,000,000                   9,973,400
Health Facility Authority Hospital Revenue Bonds
  Union Hospital
  Series 1993
  (MBIA Insured)                       5.125             2018               10,000,000                   9,135,000
Health Facility Finance Authority Hospital Revenue Bonds
  Hancock Memorial
  Series 1996                          6.125             2017                2,295,000                   2,313,819
Kokomo Hospital Authority Hospital Refunding Revenue Bonds
  St. Joseph's Hospital
  Series 1988A                         8.75              2013                5,000,000                   5,367,300
La Porte County Hospital Authority Hospital
  Refunding Revenue Bonds
  La Porte Hospital
  Series 1993                          6.00              2023                2,990,000                   2,898,297
La Porte County Hospital Authority Hospital
  Refunding Revenue Bonds
  La Porte Hospital
  Series 1993                          6.25              2012                5,070,000                   5,106,808
Lawrenceburg Pollution Control Refunding Revenue Bonds
  Revenue Bonds
  Methodist Hospital
  Series 1989                          6.50             2008-13             19,670,000                  21,081,993
Municipal Power Agency Power Supply System
  Refunding Revenue
  Bonds                                5.75              2018                6,470,000                   6,415,717
Rockport Pollution Control Refunding Revenue Bonds
  Indiana Michigan Electric
  Series B                             7.60              2016                5,500,000                   5,918,990
St. Joseph County Hospital Facility Revenue Bonds
  Memorial Hospital
  of South Bend                        9.40              2010                1,930,000                   2,415,665
Vincennes Economic Development
  Revenue Bonds Southwest Indiana
  Regional Youth Village Facility
  Series 1993                          8.50              2024               16,575,000                  17,234,022
                                                                                                       -----------
Total                                                                                                  117,881,030

Iowa (0.8%)
Iowa City Refunding Revenue Bonds Mercy Hospital
  Series 1986                          6.00              2012                6,300,000                   6,318,585
Keokuk Hospital Facilities Refunding Revenue Bonds
  Keokuk Area Hospital
  Series 1991                          7.625             2021                5,350,000                   5,739,480
Muscatine Electric
  Refunding Revenue Bonds
  Series 1986                          5.00             2007-08              7,350,000                   7,159,669
Muscatine Electric
  Refunding Revenue Bonds
  Series 1986                          6.00             2005-06             22,175,000                  22,194,958
Sioux City Hospital Facility Revenue Bonds
  St. Luke Regional
  Medical Center                      10.875             2013                3,595,000                   3,657,769
                                                                                                       -----------
Total                                                                                                   45,070,461

Kentucky (1.3%)
Development Finance Authority Hospital Facility
  Revenue Bonds St. Luke Hospital
  Series 1989B                         6.00              2019               22,695,000                  22,769,894
Development Finance Authority Medical Center
  Refunding Revenue Improvement Bonds
  Ashland Hospital
  Series 1987                          9.75              2011                4,000,000                   4,221,842
Louisville Airport Lease
  Revenue Bonds
  Series 1989A A.M.T.                  7.875             2019                4,000,000                   4,317,680
Louisville & Jefferson County Riverport Authority Mortgage
  Revenue Bonds
  Series 1986 A.M.T.                   7.875             2016                7,185,000                   7,445,313
McCracken County
  Revenue Bonds
  Lourdes Hospital                     6.00              2012                8,300,000                   8,308,549
 Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1988                          9.50              2010                4,070,000                   4,396,902
Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1996                          6.75              2010                9,565,000                   9,680,354
Turnpike Authority Economic Road Development
  Refunding Revenue Bonds
  Series 1993 Inverse Floater
  (AMBAC Insured)                      6.94              2012               15,000,000(d)               14,868,750
                                                                                                       -----------
Total                                                                                                   76,009,284

Louisiana (3.2%)
Calcasieu Parish Industrial Development Pollution Control
  Refunding Revenue
  Bonds Gulf State Utilities
  Series 1992                          6.75              2012               10,500,000                  10,746,750
Energy & Power Authority Refunding Revenue Bonds
  Rodemacher Unit #2
  Series 1991
  (FGIC Insured)                       6.00              2013               28,000,000                  28,421,120
Hodge Village Combined Utility System Revenue Bonds
  Stone Container
  Series 1990 A.M.T.                   9.00              2010               23,000,000                  24,512,940
New Orleans Audubon Park Commission Aquarium
  Revenue Bonds
  Series 1992A                         8.00              2012                7,100,000                   7,766,051
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems
  Series 1995                          6.50              2015                1,000,000                   1,006,650
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems
  Series 1995                          6.70              2025                1,500,000                   1,524,510
Public Facilities Authority Revenue Bonds
  Windsor Multi-Family
  Housing Foundation
  Series 1996A                         6.25              2026                9,570,000                   8,875,792
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light
  Series 1984                          8.25              2014               28,600,000                  31,011,266
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light
  Series 1991 A.M.T.                   7.50              2021               20,700,000                  22,482,270
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light
  2nd Series 1984                      8.00              2014               29,155,000                  31,824,140
Southern Louisiana Port Commission Terminal
  Refunding Revenue Bonds
  Gatx Terminal
  Series 1993                          7.00              2023               13,180,000                  13,823,711
West Feliciana Parish Demand Pollution Control
  Revenue Bonds Gulf
  State Utilities
  Series 1985B                         9.00              2015                6,000,000                   6,638,580
                                                                                                       -----------
Total                                                                                                  188,633,780

Maine (0.1%)
Health & Higher Educational Facilities Authority
  Revenue Bonds
  St. Mary's Hospital
  Series 1989                          8.625             2022                3,500,000                   3,850,805

Maryland (0.6%)
Frederick County Economic Refunding Revenue Bonds
  Alumax Series 1992                   7.25              2017                9,880,000                  10,385,263
Harford County Industrial Development Revenue Bonds
  Dorsey                               8.00              2005                  516,000                     517,636
Prince George's County Hospital Revenue Bonds
  Dimensions Health
  Series 1992                          7.00              2022                7,000,000                   7,851,340
Prince George's County Hospital Revenue Bonds
  Dimensions Health
  Series 1992                          7.25              2017               11,400,000                  12,914,262
State Transportation Authority Facility Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1992
  (FGIC Insured)                       6.33             2010-11              9,700,000(f)                4,592,040
State Transportation Authority Facility Revenue Bonds
  Series 1992 Zero Coupon
  (FGIC Insured)                       6.35              2012                5,000,000(f)                2,182,850
                                                                                                       -----------
Total                                                                                                   38,443,391

Massachusetts (2.5%)
Bay Transportation Authority Refunding Revenue Bonds
  Series 1994A
  (MBIA Insured)                       6.00              2012                8,000,000                   8,300,000
Greater Lawrence Sanitary District North Andover
  General Obligation
  Bonds                                8.50              2005                3,255,000                   3,365,214
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems
  Series C                             5.90              2011                2,000,000                   1,927,000
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems
  Series C                             6.00              2020                4,000,000                   3,824,760
Health & Educational Facilities Authority Revenue Bonds
  Beverly Hospital Inverse Floater
  (MBIA Insured)                       7.17              2020                8,000,000(d)                7,630,000
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital
  Series B                             7.25              2013                6,455,000                   7,020,845
Industrial Finance Agency Pollution Control
  Refunding Revenue Bonds
  Eastern Edison
  Series 1993                          5.875             2008                4,250,000                   4,181,023
Industrial Finance Agency Resource Recovery
  Revenue Bonds SEMASS
  Series 1991A                         9.00              2015               18,885,000                  21,180,661
Industrial Finance Agency Resource Recovery
  Revenue Bonds SEMASS
  Series 1991B A.M.T.                  9.25              2015               25,000,000                  28,039,250
Municipal Wholesale Electric Power Supply System
  Revenue Bonds
  Series 1992B                         6.75              2017               10,130,000                  11,258,178
Municipal Wholesale Electric Power Supply System
  Revenue Bonds Series 1993A Inverse Floater
  (AMBAC Insured)                      7.07              2018                6,500,000(d)                5,768,750
State Health & Educational Facilities Authority
  Revenue Bonds Holyoke Hospital
  Series 1994B                         6.50              2015                  500,000                     501,355
Water Resources Authority General
  Refunding Revenue Bonds
  Series 1992B                         5.50              2015               22,175,000                  21,647,457
Water Resources Authority General Revenue Bonds
  Series 1992A                         6.50              2019                3,500,000                   3,934,805
Water Resources Authority General Revenue Bonds
  Series 1993B-95B
  (MBIA Insured)                       5.00             2022-25             19,000,000                  17,167,550
                                                                                                       -----------
Total                                                                                                  145,746,848

Michigan (3.8%)
Crawford County Economic Development Corporation
  Environmental Improvement Revenue Bonds
  Weyerhaeuser
  Series 1991A                         7.125             2007               10,800,000                  12,114,576
Detroit Unlimited Tax General Obligation Bonds
  Series 1993                          6.35              2014                5,930,000                   6,109,916
Detroit Unlimited Tax General Obligation Bonds
  Series 1995A                         6.80              2015                1,375,000                   1,558,356
Lincoln Consolidated School District Unlimited Tax
  General Obligation
  Refunding Bonds
  (FGIC Insured)                       5.85              2018                6,455,000                   6,512,643
 Midland County Economic Development Corporation
  Pollution Control Limited Obligation
  Refunding Revenue Bonds Midland Cogeneration
  Series 1990B A.M.T.                  9.50              2009               35,200,000                  38,314,144
Midland County Economic Development Corporation
  Pollution Control Limited Obligation
  Refunding Revenue Bonds Midland Cogeneration
  Series 1990C                         8.50              2009               18,900,000                  20,095,803
Monroe County Pollution Control
  Revenue Bonds Detroit
  Edison A.M.T.                        7.75              2019               40,250,000(h)               43,370,180
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds Detroit Medical Center
  Series 1993A                         6.50              2018               10,000,000                  10,552,400
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds
  Sinai Hospital Greater Detroit
  Series 1995                          6.625             2016                2,750,000                   2,856,838
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds
  Sinai Hospital Greater Detroit
  Series 1995                          6.70              2026                3,000,000                   3,122,040
State Hospital Finance Authority Hospital
  Revenue Bonds Central
  Michigan Community
  Hospital                             6.25              2016                2,095,000                   2,084,336
State Hospital Finance Authority Hospital
  Revenue Bonds
  McLaren Obligated Group
  Series 1991A                         7.50              2021                7,500,000                   8,464,125
State Job Development Authority Pollution Control
  Revenue Bonds
  Chrysler                             5.70              1999                4,350,000                   4,454,792
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Detroit Edison
  Series 1995AA
  (MBIA Insured)                       6.40              2025               12,000,000                  12,797,760
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Ford Motor
  Series 1991A                         7.10              2006               16,400,000                  18,809,816
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Great Lakes
  Pulp & Fibre
  Series 1994 A.M.T.                  10.25              2016               35,000,000(e)               16,290,050
Troy City Downtown Development Authority Revenue Bonds
  Oakland County
  Series 1995A                         6.375             2018                1,000,000                   1,056,450
Van Buren County Downtown Development Authority
  Tax Increment Revenue Bonds
  Series 1994                          8.40              2016                4,000,000                   4,509,880
Wayne County Special Airport Facilities
  Refunding Revenue Bonds
  Northwest Airlines
  Series 1995                          6.75              2015               11,310,000                  11,705,511
                                                                                                       -----------
Total                                                                                                  224,779,616

Minnesota (3.7%)
Becker Solid Waste Disposal Facility Revenue Bonds
  Liberty Paper
  Series 1994B A.M.T.                  9.00              2015               18,000,000                  18,789,300
Bloomington Community Development
  Refunding Revenue Note
  24th Avenue Motel                    8.50              2005                1,515,786(k)                1,523,364
Bloomington Health Care Facility Revenue Bonds
  Friendship Village of
  Bloomington
  Series 1992                          8.50              2002                3,680,000                   3,958,981
Brainerd Economic Development Authority
  Health Care Facility Revenue Bonds
  Benedictine Health System
  St. Joseph Medical Center
  Series 1990                          8.375             2020                4,670,000                   5,215,596
Duluth Economic Development Authority
  Health Care Facility Revenue Bonds
  Benedictine Health System
  St. Mary's Medical Center
  Series 1990                          8.375             2020                8,300,000                   9,269,689
Duluth Housing & Redevelopment Authority
  Lakeshore Lutheran Home
  1st Mortgage
  Revenue Bonds                        8.00              2000                  140,000                     140,226
Duluth Housing & Redevelopment Authority
  Lakeshore Lutheran Home
  1st Mortgage
  Revenue Bonds                        8.25              2009                  750,000                     751,365
Fergus Falls Health Care
  Facilities Revenue Bonds
  Series 1995                          6.50              2025                1,530,000                   1,566,934
International Falls Solid Waste Disposal
  Revenue Bonds Boise Cascade
  Series 1990 A.M.T.                   7.75              2015               10,000,000                  10,465,500
Mahtomedi Multi-family Housing Revenue Bonds
  Briarcliff Series
  1996 A.M.T.                          7.35              2036                2,000,000                   2,033,160
Maplewood Elder Care Facility Revenue Bonds
  Care Institute
  Series 1994                          7.75              2024                8,000,000                   8,231,040
Maplewood Multi-family Housing Refunding Revenue Bonds
  Carefree Cottages
  Series 1995 A.M.T.                   7.20              2032                5,000,000                   4,974,800
Mille Lacs Capital Improvement Authority Infrastructure
  Revenue Bonds
  Series 1992A                         9.25              2012                4,590,000                   5,145,757
Richfield Multi-family Housing
  Refunding Revenue Bonds
  Village Shores Apartments
  Series 1996                          7.625             2031                5,000,000                   5,057,200
Robbinsdale Multi-family Housing
  Revenue Bonds
  Copperfield Hill
  Series A                             7.35              2020                3,500,000                   3,473,960
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group
  Series 1993 Inverse Floater
  (AMBAC Insured)                      4.475             2005                9,200,000(d)                8,613,500
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group
  Series 1993 Inverse Floater
  (AMBAC Insured)                      5.475             2013               18,000,000(d)               15,885,000
St. Louis Park Health Care Park Nicollet
  Medical Center
  Facility Revenue Bonds
  Series 1990A                         9.25              2020                6,000,000                   6,800,520
St. Louis Park Multi-family Housing Refunding Revenue Bonds
  Park Boulevard Towers
  Series 1996A                         7.00              2031               11,625,000                  11,737,646
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Care Center
  Series 1993A                         7.125             2017                4,705,000                   4,838,314
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Multi-family Rental Housing
  Series 1993B                         7.00              2024                2,815,000                   2,777,617
St. Paul Port Authority Redevelopment Multi-family
  Refunding Revenue Bonds Burlington Apartments
  Series A
  (GNMA Insured)                       5.75              2031               14,355,000                  14,101,921
St. Paul Port Authority Redevelopment Multi-family
  Subordinate Refunding Revenue Bonds
  Burlington Apartments
  Series A                             8.625             2031                3,770,000                   3,763,063
Southern Minnesota Municipal Power Agency
  Power Supply System Refunding Revenue Bonds
  Series 1992                          5.75              2018               32,210,000                  31,863,420
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Series 1994A Zero Coupon
  (MBIA Insured)                       6.72              2021               13,500,000(f)                3,449,115
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Series 1994A Zero Coupon
  (MBIA Insured)                       6.73              2022               17,500,000(f)                4,219,775
 Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Series 1994A Zero Coupon
  (MBIA Insured)                       6.74              2023               27,500,000(f)                6,258,175
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds
  Series 1994A Zero Coupon
  (MBIA Insured)                       6.75             2024-27             87,410,000(f)               17,369,909
Vadnais Heights Multi-family Housing
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1995 A.M.T.                   7.00              2031                1,995,000                   1,979,579
Washington County Housing & Redevelopment Authority
  Woodbury Multi-family
  Housing Refunding Revenue Bonds
  Series 1996                          6.95              2023                4,970,000                   4,963,986
                                                                                                       -----------
Total                                                                                                  219,218,412

Mississippi (0.8%)
Claiborne County Pollution Control Refunding Revenue Bonds
  System Energy Resources
  Series 1995                          7.30              2025                4,000,000                   4,206,600
Claiborne County Pollution
  Control Revenue Bonds
  Middle South Energy                  9.50              2013                1,500,000                   1,632,720
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy
  Series C                             9.875             2014               15,375,000                  16,769,359
Harrison County Waste Water Management District
  Refunding Bonds
  Series 1986                          5.00              2015                4,250,000                   4,066,995
Jackson Industrial
  Development Revenue Bonds
  Dorsey                               8.00              2005                  436,000                     439,270
Lowndes County Solid Waste Disposal Pollution Control
  Revenue Bonds
  Weyerhaeuser
  Series 1989 A.M.T.                   7.875             2005               12,250,000                  13,325,427
Lowndes County Solid Waste Disposal Pollution Control
  Refunding Revenue Bonds
  Weyerhaeuser
  Series 1989                          7.70              2022                4,000,000(i)                4,456,880
                                                                                                       -----------
Total                                                                                                   44,897,251

Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor
  Series 1991B                         7.00              2021                5,810,000                   6,511,848
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor
  Series 1991C                         7.90              2021                2,700,000                   3,125,655
State Environment & Improvement Energy Resources
  Authority Pollution Control Revenue Bonds
  Chrysler                             5.70              1999                9,250,000                   9,372,285
Sikeston Electric System Refunding Revenue Bonds
  Series 1992
  (MBIA Insured)                       5.80              2002                4,165,000                   4,370,918
St. Louis Industrial Development Authority
  Refunding Revenue Bonds Kiel Center
  Multipurposes Arena
  Series 1992 A.M.T.                   7.875             2024               15,400,000                  16,572,864
                                                                                                       -----------
Total                                                                                                   39,953,570

Nebraska (--%)
Omaha Public Power District Electric System
  Revenue Bonds
  Series 1986A                         6.00              2015                1,370,000                   1,417,429

Nevada (0.7%)
Clark County Collateralized Pollution Control Revenue Bonds
  Nevada Power A.M.T.                  7.80              2009               11,850,000                  12,514,785
Clark County Industrial Development Revenue Bonds
  Nevada Power
  Series 1990 A.M.T.                   7.80              2020                5,000,000                   5,328,400
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds
  Series 1994A                         6.00              2010                2,000,000                   1,957,520
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds
  Series 1994A                         6.10              2014                2,750,000                   2,692,938
Las Vegas Special Improvement District 707
  Local Improvement Bonds
  Summerlin Area
  Series 1996                          7.10              2016                6,000,000                   6,171,900
Washoe County Hospital Revenue Bonds
  Washoe Medical Center
  Series 1989A                         7.60              2019                2,750,000                   2,966,810
Washoe County Hospital Revenue Bonds
  Washoe Medical Center
  Series 1993A                         6.00              2015                7,250,000                   7,268,197
                                                                                                       -----------
Total                                                                                                   38,900,550

New Hampshire (2.6%)
Business Financial Authority Pollution Control
  Refunding Revenue Bonds United Illuminating
  Series 1993A                         5.875             2033               13,200,000                  12,419,484
Business Financial Authority Pollution Control &
  Solid Waste Disposal Refunding Revenue Bonds
  Crown Paper Company
  Series 1996                          7.75              2022                4,255,000                   4,472,388
Industrial Development Authority Pollution Control
  Revenue Bonds State
  Public Service
  Series 1991B                         7.50              2021               51,485,000                  52,758,739
Industrial Development Authority Pollution Control
  Revenue Bonds State
  Public Service
  Series 1991C A.M.T.                  7.65              2021               25,000,000                  25,728,500
Industrial Development Authority Pollution Control
  Revenue Bonds United Illuminating
  Series 1987A A.M.T.                  9.375             2012               15,000,000                  15,492,600
Industrial Development Authority Pollution Control
  Revenue Bonds United Illuminating
  Series 1989A A.M.T.                  8.00              2014                8,000,000                   8,501,520
State Higher Education & Health Facility Authority Hospital
  Revenue Bonds Hitchcock Clinic Series 1994
  (MBIA Insured)                       6.00              2024               13,000,000                  13,217,490
State Turnpike System Refunding Revenue Bonds
  Series 1992                          5.75              2020               20,615,000                  20,406,376
                                                                                                       -----------
Total                                                                                                  152,997,097

New Jersey (0.3%)
Economic Development Authority 1st Mortgage
  Gross Revenue Bonds
  Mega Care Union
  Hospital                             8.625             2007                2,500,000                   2,569,600
Health Care Facility Finance Authority Revenue Bonds
  St. Peter Medical
  Center Series 1994F
  (MBIA Insured)                       5.00              2016               10,000,000                   9,191,500
Health Care Facility Finance Authority Revenue Bonds
  Zurbrugg Memorial Hospital
  Series C                             8.50              2012                3,500,000                   3,573,605
                                                                                                       -----------
Total                                                                                                   15,334,705

New Mexico (2.1%)
Albuquerque Airport
  Revenue Bonds
  Series 1987B A.M.T.                  8.75              2019               15,000,000                  15,212,550
Albuquerque Health Care System Revenue Bonds
  Lovelace
  Medical Fund                        10.25              2011                   55,000                      55,780
Bernalillo County Multi-family Housing Revenue Bonds
  Series 1997D                         7.70              2027               10,050,000                  10,110,401
Cibola County Correctional Facility
  Certificate of Participation
  Series 1993                          8.50              2015               16,710,000                  17,717,446
Farmington Pollution Control Refunding Revenue Bonds
  Series 1996 A&B                      6.30              2016               10,000,000                  10,163,600
Farmington Pollution Control Refunding Revenue Bonds
  State Public Service San Juan
  Series 1994A                         6.40              2023               30,650,000                  31,174,115
Farmington Pollution Control Refunding Revenue Bonds
  Series 1997A                         6.95              2020                4,000,000                   4,116,400
Farmington Power Refunding Revenue Bonds
  Generating Division                  9.875             2013                5,000,000                   6,645,550
Las Vegas Hospital Facility Refunding Revenue Bonds
  Northeastern Regional Hospital
  Series 1987                          9.625             2013                5,670,000                   5,811,183
Lordsberg Pollution Control Refunding Revenue Bonds
  Phelps Dodge                         6.50              2013               20,000,000                  21,159,600
                                                                                                       -----------
Total                                                                                                  122,166,625

New York (8.4%)
Battery Park City Authority Refunding Revenue Bonds
  Series 1993A                         5.50              2010                9,940,000                   9,959,383
Dormitory Authority New York State University Education
  Facility Pre-Refunded
  Revenue Bonds
  Series 1990A                         7.70              2012               10,000,000                  11,078,700
Dormitory Authority New York State University Education
  Facility Revenue Bonds
  Series 1993A                         5.50              2013               24,530,000                  23,919,448
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990C                         5.00              2017               20,820,000                  18,296,824
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990C                         6.00              2016               39,465,000                  39,462,632
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990D                         7.00              2009                5,000,000                   5,566,500
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1994A                         5.75              2018                5,500,000                   5,479,705
Dormitory Authority New York Court Facility Lease
  Revenue Bonds
  Series 1993A                         5.375             2016               11,000,000                  10,215,700
Metropolitan Transportation Authority Commuter Facility
  Revenue Bonds
  Series H                             6.00              2014                6,150,000                   6,168,450
Metropolitan Transportation Authority Transit Facility
  Revenue Bonds
  Series G                             6.00              2014                4,970,000                   4,987,693
Metropolitan Transportation Transit Facilities
  Service Contract
  Series 3                             6.00              2019                6,395,000                   6,363,601
New York City General
  Obligation Bonds
  Series 1992B                         7.40              2000               30,000,000                  31,825,500
New York City General
  Obligation Bonds
  Series 1994B                         7.00              2016               16,500,000                  17,892,105
New York City General
  Obligation Bonds
  Series 1996F-G                       5.75             2017-20             27,825,000                  27,110,006
New York City Industrial Development Agency
  Special Facility Revenue Bonds American Airlines
  Series 1990 A.M.T.                   8.00              2020               16,130,000                  17,055,862
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds
  Series 1994B Inverse Floater
  (MBIA Insured)                       6.12              2009               15,500,000(d)               14,821,875
New York City Municipal Water Financial Authority
  Water & Sewer System
  Revenue Bonds
  Series A                             6.25              2021               55,500,000                  56,807,025
New York City Municipal Water Financial Authority
  Water & Sewer System
  Revenue Bonds
  Series B                             5.00              2017                6,255,000                   5,756,727
Port Authority Special Obligation Revenue Bonds
  KIAC A.M.T.                          6.75              2019                3,500,000                   3,670,695
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines
  A.M.T.                               9.00              2006                2,645,000                   2,950,021
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines
  Series 2 A.M.T.                      9.00              2010                8,800,000                   9,814,816
 Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines
  Series 2 A.M.T.                      9.125             2015               17,500,000                  19,758,900
State Energy Research & Development Authority Electric
  Facility Revenue Bonds
  Consolidated Edison
  A.M.T.                               7.125             2022               10,750,000                  10,977,255
State Energy Research & Development Authority Electric
  Facility Revenue Bonds
  Consolidated Edison
  A.M.T.                               7.375             2024               23,000,000                  23,794,420
State Energy Research & Development Authority Electric
  Facility Revenue Bonds
  Consolidated Edison
  A.M.T.                               7.50              2021                9,000,000                   9,199,440
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison
  Series 1990A A.M.T.                  7.50              2025               30,975,000                  32,759,160
State Housing Finance Agency Service Contract Obligation
  Revenue Bonds
  Series 1995A                         6.50              2025               12,475,000                  13,232,607
State Housing Finance Agency State University Construction
  Refunding Bonds
  Series 1986A                         6.50              2013                3,500,000                   3,866,695
State Local Government Assistance Corporation
  Series 1991A                         6.50              2020               11,000,000                  11,710,820
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding
  Revenue Bonds
  Series 1993D                         5.25              2023               15,000,000                  13,431,000
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding
  Revenue Bonds
  Series 1993F                         5.25              2019                5,790,000                   5,240,239
State Urban Development Correctional Facility
  Refunding Revenue Bonds
  Series A                             5.50              2016                2,750,000                   2,617,725
State Urban Development Correctional Facility
  Revenue Bonds
  Series 1993A                         5.25              2021               12,110,000                  10,886,648
State Urban Development Correctional Facility
  Revenue Bonds
  Series 6                             5.375             2025                9,000,000                   8,371,260
                                                                                                       -----------
Total                                                                                                  495,049,437

North Carolina (3.9%)
Eastern Municipal Power Agency Power Supply System
  Refunding Revenue Bonds
  Series 1993B                         6.25              2012               24,655,000                  24,875,169
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1986A                         4.00              2018                8,675,000                   7,046,095
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1986A                         5.00              2017                6,500,000                   6,084,239
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1988A                         6.00              2026                3,125,000                   3,244,236
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1989A                         5.50              2011               37,800,000                  36,363,978
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1989A                         6.50              2024               16,750,000                  16,858,708
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1989A                         7.50              2010               29,160,000                  34,162,004
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1991A                         5.75              2019               55,000,000                  52,513,450
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series 1994B                         7.25              2007                5,000,000                   5,582,400
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds
  Series B                             6.125             2009               10,000,000                  10,347,600
Eastern Municipal Power Agency Power System
  Revenue Bonds
  Series 1993D                         5.875             2013                2,300,000                   2,256,185
Municipal Power Agency #1 Catawba Electric
  Revenue Bonds
  Series 1988                          7.00              2016                5,140,000                   5,302,167
Municipal Power Agency #1 Catawba Electric
  Revenue Bonds
  Series 1993 Inverse Floater
  (MBIA Insured)                       6.97              2012                7,400,000(d)                7,187,250
Municipal Power Agency #1 Catawba Electric
  Revenue Bonds
  Series 1993 Inverse Floater
  (MBIA Insured)                       7.17              2020               15,000,000(d)               13,875,000
Offiss Incorporation Recreational Facilities
  Gross Revenue Bonds Smoky Mountain Golf Course
  Series 1994-96
  Zero Coupon                          8.38              1997                8,295,000(e,g)              7,702,986
                                                                                                       -----------
Total                                                                                                  233,401,467

North Dakota (0.5%)
Fargo Hospital Refunding Revenue & Improvement Bonds
  Dakota Hospital
  Series 1992                          6.875             2012                3,000,000                   3,346,650
Fargo Hospital Refunding Revenue & Improvement Bonds
  Dakota Hospital
  Series 1992                          7.00              2022                4,250,000                   4,766,333
General Obligation
  Bonds Real Estate
  Series 1986A                         6.00              2013                8,585,000                   8,633,334
Ward County Health Care Facilities
  Refunding Revenue
  Bonds Series 1996B                   6.25              2021                4,000,000                   4,014,200
Ward County Health Care Facilities
  Refunding Revenue Bonds
  Trinity Group
  Series 1996A                         6.25              2026                6,110,000                   6,131,690
                                                                                                       -----------
Total                                                                                                   26,892,207

Ohio (2.8%)
Air Quality Development Authority Pollution Control
  Refunding Revenue Bonds
  Ohio Edison Series A                 5.95              2029               13,300,000                  13,123,509
Air Quality Development Authority Pollution Control
  Revenue Bonds Ohio Edison
  Series 1989A                         7.625             2023                6,750,000                   7,102,215
Bellefontaine Hospital Facilities Refunding Revenue Bonds
  Mary Rutan Health Association
  Series 1993                          6.00              2013                5,330,000                   5,214,392
Butler County Hospital Facilities
  Refunding Revenue & Improvement Bonds
  Fort Hamilton-Hughes
  Memorial Center
  Series 1991                          7.50              2010                9,800,000                  10,455,620
Carroll Water & Sewer District Unlimited Tax
  General Obligation
  Bonds                                6.25              2010                8,795,000                   8,371,961
Cleveland Parking Facilities Improvement
  Revenue Bonds
  Series 1992                          8.10              2022               15,000,000                  17,565,450
Coshocton County Solid Waste Disposal
  Refunding Revenue
  Bonds Stone Container
  Series 1992                          7.875             2013               17,500,000                  18,488,050
Cuyahoga County Health Care Facilities Lifecare
  Refunding Revenue Bonds Judson Retirement Community
  Series 1996A                         7.25             2013-18              6,210,000                   6,292,860
Erie County Hospital Improvement and
  Refunding Revenue Bonds Firelands Community Hospital
  Series 1992                          6.75              2015                6,540,000                   7,010,291
Lorain County Independent Living &
  Hospital Facilities Mortgage
  Refunding Revenue Bonds Elyria United Methodist
  Series 1996C                         6.875             2022                3,100,000                   3,158,652
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes
  Series 1993                          6.30              2015                1,800,000                   1,812,816
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes
  Series 1993                          6.375             2010                2,000,000                   2,040,880
Montgomery County Health Facilities
  Refunding Revenue Bonds Friendship Village of Dayton
  Series 1990A                         9.25              2016                9,025,000                   9,467,225
Water Development Authority Collateralized Pollution Control
  Refunding Revenue Bonds
  Cleveland Electric
  Series 1995                          7.70              2025               13,000,000                  14,156,870
Water Development Authority Collateralized Pollution Control
  Revenue Bonds
  Cleveland Electric
  Series 1989 A.M.T.                   8.00              2023               10,000,000                  10,275,800
Water Development Authority Collateralized Pollution Control
  Revenue Bonds
  Toledo Edison
  Series 1989 A.M.T.                   8.00              2023                8,500,000                   8,874,255
Water Development Authority Pollution Control
  Revenue Bonds
  Ohio Edison A.M.T.                   8.10              2023               10,000,000                  10,591,800
Water Development Authority Pollution Control
  Refunding Revenue Bonds Toledo Edison
  Series 1994A A.M.T.                  8.00              2023               10,000,000                  10,866,900
                                                                                                       -----------
Total                                                                                                  164,869,546

Oklahoma (1.0%)
Grand River Dam Authority Refunding Revenue Bonds
  Series 1987                          5.00              2012               10,105,000                   9,663,007
Hinton Economic Development Authority
  Certificate of Participation
  Series 1994                          8.75              2015               12,100,000                  12,852,257
Hinton Economic Development Authority
  Certificate of Participation Dominion Leasing
  Series 1990A                         9.75              2015               19,090,000                  21,073,451
Jackson County Hospital Authority
  Refunding Revenue Bonds
  Jackson County
  Memorial Hospital
  Series 1994                          7.30              2015                6,580,000                   6,725,747
Midwest City Memorial Hospital Authority Hospital
  Revenue Bonds
  Series 1992                          7.375             2022                7,815,000                   8,823,213
Stillwater Medical Center Authority
  Hospital Revenue
  Bonds Series 1997B                   6.50              2019                1,750,000                   1,755,705
                                                                                                       -----------
Total                                                                                                   60,893,380

Oregon (0.6%)
State Health Housing Educational &
  Cultural Facilities Authority Revenue Bonds
  Oregon Baptist Retirement Homes-Weidler
  Retirement Center
  Series 1995                          8.00              2026                7,720,000                   7,625,739
Western Generation Agency Revenue Bonds
  Wauna Cogeneration
  Series 1994A                         7.125             2021               19,200,000                  20,013,504
Western Generation Agency Revenue Bonds
  Wauna Cogeneration
  Series 1994B A.M.T.                  7.40              2016                9,000,000                   9,470,340
                                                                                                       -----------
Total                                                                                                   37,109,583

Pennsylvania (4.3%)
Allegheny County Industrial Development Authority
  Environment Improvement Revenue Bonds
  USX Corporation
  Series 1994A                         6.70              2020                6,000,000                   6,305,880
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995                          7.625             2025                7,500,000                   8,149,500
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A                         7.75              2025               21,150,000                  23,163,057
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding Revenue Bonds
  Toledo Edison
  Series 1995A                         7.75              2020               14,000,000                  15,390,760
 Beaver County Industrial Development Authority
  Pollution Control Revenue Bonds
  Toledo Edison-Beaver Valley
  Series 1995                          7.625             2020               11,700,000                  12,713,220
Beaver County Industrial Development Authority
  Pollution Control
  Revenue Bonds
  Ohio Edison                          7.75              2024               34,650,000                  36,380,767
Butler County Industrial Development Authority Health Care
  Refunding Revenue Bonds Pittsburgh Lifetime Care
  Community Sherwood Oaks
  Series 1993                          5.75             2011-16              5,000,000                   4,959,520
Convention Center Authority Refunding Revenue Bonds
  Philadelphia
  Series 1994A                         6.75              2019                5,300,000                   5,663,845
Delaware County Authority 1st Mortgage Revenue Bonds
  Riddle Village
  Series 1996                          7.00              2026               10,000,000                  10,005,200
Delaware County Authority 1st Mortgage Revenue Bonds
  Whitehorse Village
  Continuing Care
  Series 1989                          9.70             2009-19             11,000,000                  12,430,550
Delaware County Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Philadelphia Electric
  Series A                             7.375             2021                  900,000                     970,875
Fayette County Hospital Authority Hospital
  Refunding Revenue Bonds Uniontown Hospital
  Series 1987                          7.625             2015                9,000,000                   9,208,440
Montgomery County Higher Education & Health Authority
  Retirement Community Revenue Bonds G.D.L. Farms
  Series A                             9.50              2020                3,000,000                   3,406,110
Philadelphia Airport Revenue Bonds
  Philadelphia Airport System
  Series 1985                          8.875             2005                1,680,000                   1,724,100
Philadelphia Airport Revenue Bonds
  Philadelphia Airport System
  Series 1985                          9.00              2015                5,750,000                   5,901,225
Philadelphia Gas Works
  Revenue Bonds
  Series 13                            7.70              2021                4,150,000                   4,695,103
Philadelphia Hospital & Higher Education Facility
  Authority Hospital Revenue Bonds
  Albert Einstein
  Medical Center                       7.625             2011               15,545,000                  16,352,252
Philadelphia Municipal Authority Lease
  Refunding Revenue Bonds
  Series 1993D                         6.25              2013                2,500,000                   2,523,525
Philadelphia Municipal Authority Lease
  Refunding Revenue Bonds
  Series 1993D                         6.30              2017                1,550,000                   1,564,554
Philadelphia Water &
  Sewer Revenue Bonds
  16th Series                          7.00              2018               14,000,000                  15,282,540
Philadelphia Water &
  Sewer Revenue Bonds
  16th Series                          7.50              2010               13,200,000                  14,876,004
Philadelphia Water & Wastewater Revenue Bonds
  Series 1993
  (CGIC Insured)                       5.50              2015               11,000,000                  10,814,540
State Department of General Services
  Certificate of Participation
  Series 1994A
  (AMBAC Insured)                      5.00              2015               25,000,000                  23,306,750
Wilkins Industrial Development Authority Revenue Bonds
  Retirement Community Longwood at Oakmont
  Series 1991A                        10.00              2021                8,495,000                   9,958,909
                                                                                                       -----------
Total                                                                                                  255,747,226

Puerto Rico (0.8%)
Electric Power Agency Revenue Bonds
  Series N-O                           6.00              2010               45,305,000                  45,929,756

South Carolina (0.9%)
Cherokee County Spring
  City Knitting
  Cluett Peabody                       7.40              2009                5,200,000                   5,616,468
Piedmont Municipal Power Agency Electric
  Refunding Revenue Bonds
  Series 1986B                         5.75              2024                7,550,000                   7,271,178
Public Service Authority Electric System Expansion
  Revenue Bonds Santee Cooper
  Series 1991D                         6.625             2031               14,975,000                  16,551,568
Public Service Authority Electric System Revenue Bonds
  Santee Cooper
  Series 1991B                         6.00              2031                8,000,000                   7,953,440
 Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1993A Inverse Floater
  (MBIA Insured)                       6.94              2013               17,700,000(d)               17,058,375
                                                                                                       -----------
Total                                                                                                   54,451,029

South Dakota (0.5%)
Heartland Consumers Power District Electric System
  Refunding Revenue Bonds
  Series 1986                          6.00              2010               10,205,000                  10,728,925
Souix Falls Multi-family Housing Revenue Bonds
  Series 1996A                         7.50              2034               12,200,000                  12,286,742
State Lease Revenue Trust Certificates Series 1993
  (CGIC Insured)                       6.70              2017                7,260,000                   8,315,313
                                                                                                       -----------
Total                                                                                                   31,330,980

Tennessee (0.4%)
Nashville & Davidson County Health & Education Facility
  1st Mortgage Revenue Bonds
  Blakeford at Green
  Hills CCRC                           9.25              2024               12,230,000                  13,395,519
Knox County Health Education & Housing Facility Hospital
  Revenue Bonds Baptist Health System East Tennessee
  Series 1989                          8.60              2016               10,000,000                  10,925,400
                                                                                                       -----------
Total                                                                                                   24,320,919

Texas (7.0%)
Alliance Airport Authority Special Facility Revenue Bonds
  American Airlines
  Series 1990 A.M.T.                   7.50              2029               37,400,000                  40,050,912
Austin Combined Utility Systems Refunding Revenue Bonds
  Series 1985                         10.75             2010-15             12,000,000                  14,051,640
Austin Combined Utility Systems Refunding Revenue Bonds
  Series 1986                          5.00              2013               20,000,000                  18,537,400
Board of Regents of the University System General
   Refunding Revenue Bonds
  Series 1986                          6.50              2007                2,565,000                   2,615,659
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1989A A.M.T.                  8.25              2019               14,000,000                  14,917,980
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1990A A.M.T.                  8.125             2020               13,205,000                  14,362,550
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1991A A.M.T.                  7.875             2021               24,450,000                  26,725,317
Brazos River Authority Collateralized
  Refunding Revenue Bonds Houston Lighting & Power
  Series 1989A                         7.625             2019               26,300,000                  28,062,100
Brownsville Utility System Priority Revenue Bonds
  Series 1990
  (AMBAC Insured)                      6.50              2017               10,015,000                  10,803,080
Clay Road Municipal Utility District Tax
  Refunding Bonds
  Series 1996                          6.25              2015                2,000,000                   1,978,320
Colony Municipal Utility District #1 Denton County
  Series 1980                          9.25              2007                1,000,000                   1,337,840
Dallas & Fort Worth International Airport Special Facility
  Revenue Bonds
  American Airlines
  Series 1990 A.M.T.                   7.50              2025               26,200,000                  28,026,402
Dallas & Fort Worth International Airport Special Facility
  Revenue Bonds Delta
  Air Lines
  Series 1991 A.M.T.                   7.125             2026               13,500,000                  14,155,560
 Denison Hospital Authority Hospital Revenue Bonds
  Texoma Medical Center
  Series 1994                          7.10              2024                3,950,000                   4,187,000
Fort Bend County Municipal Utility District #23
  Unlimited Tax Bonds                  6.625             2016                3,085,000                   3,049,893
Harris County Health Facilities Development Hospital
  Refunding Revenue Bonds
  Memorial Hospital
  Series 1985                          6.00              2004                6,460,000                   6,460,775
Harris County Health Facilities Hospital Revenue Bonds
  Memorial Hospital
  Series 1992                          7.125             2015               16,000,000                  18,252,160
Harris County Industrial Development Marine Terminal
  Refunding Revenue
  Bonds GATX Terminal
  Series 1992                          6.95              2022               15,000,000                  15,820,050
Hidalgo County Health Services Corporation
  Hospital Revenue Bonds Mission Hospital
  Series 1996                          6.875             2026                7,880,000                   8,014,984
Interstate Municipal Utility District
  Unlimited Tax Bonds
  Harris County
  Series 1996                          6.75              2021                3,020,000                   3,038,120
Karnes County Public
  Facility Lease
  Revenue Bonds                        9.20              2015               15,990,000                  16,548,051
Kings Manor Municipal Utility District
  Waterworks & Sewer Systems Combination
  Unlimited Tax & Revenue Bonds
  Series 1995                          6.875             2018                2,470,000                   2,517,054
Matagorda County Navigation District #1
  Collateral Pollution Control Revenue Bonds
  Central Power & Light Series 1986A
  (AMBAC Insured)
  A.M.T.                               7.50              2020                6,500,000                   7,006,610
Midland County Hospital
  District Revenue Bonds
  Series 1992                          7.50              2016                3,025,000                   3,234,784
Mills Road Municipal Utility District Harris County
  Unlimited Tax Refunding Bonds
  Series 1993                          6.50              2014                2,690,000                   2,701,163
Mount Houston Road Municipal Utility District
  Waterworks & Sewer System Combined Unlimited
  Tax & Refunding Revenue Bonds
  Series 1996                          6.375             2010                2,195,000                   2,159,990
Municipal Power Agency Refunding Revenue Bonds
  (MBIA Insured)                       5.25              2009                8,000,000                   8,078,640
Municipal Power Agency
  Revenue Bonds                        5.50              2013                7,410,000                   7,230,604
Municipal Power Agency
  Revenue Bonds
  (BIG Insured)                        6.25              2010               13,940,000                  14,303,973
Plano Collin & Denton County General Obligation Bonds
  Limited Tax
  Series 1986                          6.00              2006                1,600,000                   1,608,672
Rio Grande City Consolidated Independent School District
  Public Facilities Lease
  Revenue Bonds
  Series 1995                          6.75              2010                4,000,000                   4,140,360
Sabine River Authority Collateralized Pollution Control
  Revenue Bonds Texas
  Utilities Electric
  Series 1990A A.M.T.                  8.125             2020               30,500,000                  33,173,630
San Antonio Electric & Gas System
  Refunding Revenue Bonds
  Series 1989B                         5.00              2016               11,000,000                  10,168,950
San Antonio Electric & Gas System
  Revenue Bonds
  Series 1987                          5.00              2014                8,680,000                   8,066,324
 West Side Calhoun County Navigation District
  Solid Waste Disposal Revenue Bonds
  Union Carbide
  Chemical & Plastics
  Series 1991 A.M.T.                   8.20              2021               17,550,000                  19,508,756
                                                                                                       -----------
Total                                                                                                  414,895,303

Utah (1.8%)
Association Municipal Power System Hunter Series A
 (AMBAC Insured)                       5.50              2012                4,000,000                   3,999,600
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds Sunnyside
  Cogeneration Associates
  Series 1991 A.M.T.                   9.25              2018               25,350,000(e)               13,942,500
Housing Finance Agency Single Family Mortgage
  Senior Bonds
  Series 1991C
  (FGIC Insured)                       7.30              2011                  950,000                   1,001,766
Housing Finance Agency Single Family Mortgage
  Senior Bonds
  Series 1991C
  (FGIC Insured)                       7.35              2016                  755,000                     795,279
Hurricane Health Facilities Development Revenue Bonds
  Mission Health Services
  Series 1990                         10.50              2020                7,705,000                   8,579,209
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds
  Series F
  (AMBAC Insured)                      5.00              2013                5,000,000                   4,724,900
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds
  Series 1993B
  Inverse Floater                      6.71              2011                7,600,000(d)                7,343,500
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds
  Series 1996C
  (MBIA Insured)                       5.70              2017               46,000,000                  45,942,960
Intermountain Power Agency Power Supply
  Revenue Bonds
  Series 1987A
  (MBIA Insured)                       5.00              2012                8,000,000                   7,616,720
Intermountain Power Agency Power Supply
  Revenue Bonds
  Series 1989A-B                       6.00              2023               13,665,000                  13,764,894
                                                                                                       -----------
Total                                                                                                  107,711,328

Virginia (0.5%)
Fairfax County Redevelopment & Housing Authority
  Multi-family Housing Revenue Bonds
  Burkeshire Commons
  Series 1996                          7.60              2036               13,290,000                  13,368,145
Hopewell City Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Stone Container
  Series 1992                          8.25              2010                3,170,000                   3,392,502
Housing Development Authority Commonwealth
  Mortgage Bonds
  Series 1992A                         7.15              2033               15,000,000                  15,566,400
                                                                                                       -----------
Total                                                                                                   32,327,047

Washington (3.5%)
King County Housing Authority Pooled Housing
  Refunding Revenue Bonds
  Series 1995A                         7.20              2026                4,000,000                   4,046,800
Longview Industrial Development Corporation Solid Waste
  Revenue Bonds
  Weyerhauser
  Series 1991 A.M.T.                   7.45              2013               20,000,000                  21,504,600
Public Power Supply System Nuclear Project #1
  Refunding Revenue Bonds
  Series A                             6.50              2015               21,000,000                  21,892,290
Public Power Supply System Nuclear Project #1
  Refunding Revenue Bonds Bonneville Power Administration
  Series 1993A Inverse Floater
  (FSA Insured)                        7.47              2011               25,000,000(d)               25,750,000
Public Power Supply System Nuclear Project #1
  Revenue Bonds
  Series 1989                          6.00              2017               28,070,000                  28,073,649
 Public Power Supply System Nuclear Project #1
  Revenue Bonds
  Series 1990A                         6.00              2017               38,875,000                  38,883,164
Public Power Supply System Nuclear Project #2
  Revenue Bonds
  Series 1994A                         5.375             2011               10,000,000                   9,687,600
Public Power Supply System Nuclear Project #3
  Revenue Bonds
  Series 1989B                         5.50             2017-18             27,550,000                  26,116,404
Snohomish County Public Utility District #1
  Generation System
  Revenue Bonds
  Series 1986A                         5.00              2020               17,750,000                  16,718,725
State General Obligation
  Refunding Revenue Bonds
  Series 1997A
  Zero Coupon                          5.95              2019               16,260,000(f)                4,530,849
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset
  Guaranty Insured)                    6.00              2017                3,700,000                   3,772,372
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset
  Guaranty Insured)                    6.125             2027                3,850,000                   3,923,304
                                                                                                       -----------
Total                                                                                                  204,899,757

West Virginia (1.4%)
Kanawha County Pollution Control
  Revenue Bonds
  Union Carbide
  Series 1984                          7.35              2004                3,000,000                   3,392,730
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1993 A.M.T.                   7.75              2011               20,000,000(e)                8,953,800
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1994 A.M.T.                   8.25              2011               10,000,000(e)                4,476,700
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1995 A.M.T.                   9.00              2011                5,000,000(e)                2,238,150
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1995B A.M.T.                  9.25              2011                5,000,000(e)                2,238,200
Mason County Pollution Control Refunding Revenue Bonds
  Appalachian Power
  Series 1992J                         6.60              2022               25,000,000                  25,962,500
Pea Ridge Public Service District Sewer
  Refunding Revenue Bonds
  Series 1990                          9.25              2020                2,575,000                   2,678,438
Putnam County Pollution Control Revenue Bonds
  Appalachian Power
  Series C                             6.60              2019               10,600,000                  10,983,614
School Building Authority Capital Improvement
  Revenue Bonds
  Series 1991A                         6.00              2021               20,785,000                  20,993,058
South Charleston Pollution Control Refunding
  Revenue Bonds Union Carbide
  Series 1985                          7.625             2005                3,000,000                   3,450,240
                                                                                                       -----------
Total                                                                                                   85,367,430

Wisconsin (0.6%)
Health & Education Facilities Authority
  Revenue Bonds
  St. Clare Hospital                   7.00              2022               12,115,000                  12,936,761
Health Facilities Authority Refunding Revenue Bonds
  Villa Clement
  Series 1986                          8.75              2012                4,365,000                   4,374,690
Madison Industrial Development
  Refunding Revenue Bonds Madison Gas & Electric
  Series 1992B                         6.70              2027               19,300,000                  20,605,838
                                                                                                       -----------
Total                                                                                                   37,917,289

Wyoming (0.2%)
Green River & Rock Springs Sweetwater County
  Joint Powers Water Board Revenue Bonds
  Series 1988A                         8.50              2007                2,500,000                   2,635,175
Natrona County Hospital Revenue Bonds
  Wyoming
  Medical Center                       8.125             2010                6,500,000                   6,991,530
State Farm Loan Board Capital Facilities
  Revenue Bonds
  Series 1994                          6.10              2024                5,000,000                   5,092,050
                                                                                                       -----------
Total                                                                                                   14,718,755

Total municipal bonds
(Cost: $5,230,133,895)                                                                              $5,601,698,227


Short-term securities (3.4%)

Issuer (c,i,j)                                       Effective                      Amount                 Value (a)
                                                         yield                  payable at
                                                                                  maturity
Municipal notes
Burke County Development Authority Pollution Control
  Revenue Bonds Georgia
  Power  Vogtle 4th Series
  07-01-24                                              4.15%                 $ 8,600,000               $ 8,600,000
Burke County Pollution Control Revenue Bonds
  Georgia Power Series 1994
  07-01-24                                              4.15                   16,500,000                16,500,000
Columbia Industrial Development Authority
  Pollution Control Revenue
  Bonds Alabama Power Series C V.R.
  10-01-22                                              4.15                      800,000                   800,000
Dade County Industrial Development Authority
  Facilities Revenue Bonds
  Florida Power & Light
  06-01-21                                              4.10                    3,500,000                 3,500,000
Development Authority of Monroe County Georgia Power
  2nd Series
  07-01-25                                              4.15                    2,600,000                 2,600,000
Development Authority of Monroe County Gulf Power
  2nd Series
  09-01-24                                              4.15                    2,250,000                 2,250,000
Emery County Pollution Control Refunding
  Revenue Bonds  Pacificorp Series 1994
  11-01-24                                              4.10                    2,900,000                 2,900,000
Jackson County Port Facility  Chevron V.R.
  06-01-23                                              4.05                   24,800,000                24,800,000
Lincoln County Pollution Control Revenue Bonds
  Exxon
  08-01-15                                              4.05                    7,500,000                 7,500,000
Louisiana Offshore Term Authority Deepwater
  Port Revenue Bonds Loop V.R.
  09-01-08                                              4.05                    6,000,000                 6,000,000
Maricopa County Industrial Development Authority
  Hospital Facilities Revenue Bonds
  Samaritan Health Services Hospital Series B2
  12-01-08                                              4.00                   10,835,000                10,835,000
Maricopa County Pollution Control Revenue Bonds
  Arizona Public Service Company Morgan Guaranty V.R.
  05-01-29                                              4.05                   15,400,000                15,400,000
Michigan State Strategic Fund Consumer Power Company
  Series 1988A  V.R.                                    4.10                    2,900,000                 2,900,000
Missouri State Health & Education Washington University
  Series A
  09-01-30                                              4.15                    1,500,000                 1,500,000
Missouri State Health & Education Washington University
  Series B V.R.
  09-01-30                                              4.15                    4,500,000                 4,500,000
New York City General Obligation Bonds
 Series 1995 B
  08-15-23                                              4.05                    5,100,000                 5,100,000
New York City General Obligation Bonds Series A-10 V.R.
  08-12-06                                              4.20                    2,000,000                 2,000,000
New York City General Obligation Bonds  V.R.
  08-12-06                                              4.05                    2,500,000                 2,500,000
New York City General Obligation SubSeries B-2
  08-15-20                                              4.20                    2,000,000                 2,000,000
New York City General Obligation SubSeries B-3 V.R.D.N.
  08-15-04                                              4.05                    2,300,000                 2,300,000
New York City Municipal Water & Sewer System
  Revenue Bonds
  06-15-22                                              4.05                    3,800,000                 3,800,000
New York City Municipal Water & Sewer System
  Revenue Bonds
  06-15-25                                              4.20                    7,550,000                 7,550,000
New York City Municipal Water Financial Authority
  Series 1994C
  06-15-23                                              4.05                   14,050,000                14,050,000
Ohio State Air Quality Development Authority
  Revenue Bonds Series 1995B V.R. Cincinnati Gas & Electric
  12-01-15                                              4.20                   13,300,000                13,300,000
Ohio State Air Quality Development Authority
  Revenue Bonds Series A Cincinnati Gas & Electric
  03-01-02                                              4.10                    6,000,000                 6,000,000
Peninsula Port Authority Shell Oil V.R.
  12-01-05                                              4.00                    4,800,000                 4,800,000
Perry County Pollution Control Revenue Bonds Leaf River V.R.
  03-01-02                                              4.00                   15,585,000                15,585,000
Putnam County Development Authority Pollution Control
  Revenue Georgia Power Company Branch
  04-01-32                                              4.15                    4,900,000                 4,900,000
Sabine River Authority Pollution Control Revenue
  Series A Texas Utilities
  03-01-26                                              4.15                    4,150,000                 4,150,000
Regents of the University Hospital Refunding Revenue Bonds
  Series 1995A
  12-01-27                                              4.15                    2,600,000                 2,600,000

Total short-term securities
(Cost: $,201,220,000)                                                                                 $ 201,220,000

Total investments in securities
(Cost: $5,431,353,895)(l)                                                                            $5,802,918,227

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                               (Unaudited)
       Rating                          5-31-97                        11-30-96
       AAA                               26%                             25%
       AA                                 5                               6
       A                                 16                              16
       BBB                               31                              33
       BB and below                      22                              20
       Non-rated                         --                              --
       Total                            100%                            100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

       AMBAC -- American Municipal Bond Association  Corporation
       CGIC -- Capital Guaranty  Insurance  Company
       FGIC  --  Financial   Guarantee   Insurance Corporation
       FHA -- Federal Housing  Authority
       FSA -- Financial  Security Assurance
       GNMA  --  Government  National  Mortgage  Association
       MBIA -- Municipal Bond Investors Assurance

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 1997. Inverse floaters in the aggregate represent 5.4% of the Portfolio's net assets as of May 31, 1997.

(e) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.


(h) Pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

       Type of security                                        Notional amount
       Sales contracts
       Municipal Bonds June 1997                                  $150,000,000

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1997.


(j) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. The following abbreviations are used in the portfolio descriptions:

      V.R. -- Variable Rate

      V.R.D.N. -- Variable Rate Demand Note

      A.M.T. -- Alternative Minimum Tax-- As of May 31, 1997, the value of securities subject to alternative minimum tax represented 19.0% of net assets.

(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at May 31, 1997, is as follows:

Security                                 Acquisition date        Purchase cost

Bloomington Community Development
Refunding Revenue
Note 24th Avenue Motel                        03-31-88             $1,721,000

 (l) At May 31, 1997, the cost of securities for federal income tax purposes was approximately $5,431,343,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $458,640,000
Unrealized depreciation                                            (87,065,000)
Net unrealized appreciation                                       $371,575,000